Fair Value Measurements - Additional information (Details) $ / shares in Units, $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Z33 Bio Inc | Series Seed preferred shares
Fair Value Measurements
Shares issued | shares	4,702,867
Fair value price per share | $ / shares	$ 0.15
J A T T Acquisition Corp
Fair Value Measurements
Number of shares to be issued | shares	550,000
Fair value price per share | $ / shares	$ 7.66
Level 3
Fair Value Measurements
Financial assets, transfers into level 3	$ 0
Financial assets, transfers out of level 3	0
Financial liabilities, transfers into level 3	0
Financial liabilities, transfers out of level 3	$ 0
Weighted average discount rate
Fair Value Measurements
Financial liability, measurement input	0.090
Weighted average time to repayment
Fair Value Measurements
Financial liability, measurement input	0.6